T. ROWE PRICE Dividend Growth Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.0%
COMMUNICATION SERVICES 1.1%
Entertainment 0.8%
Walt Disney (1) 1,595,146 150,470
150,470
Media 0.3%
Comcast, Class A  1,727,149 50,657
50,657
Total Communication Services 201,127
CONSUMER DISCRETIONARY 8.2%
Hotels, Restaurants & Leisure 3.4%
Hilton Worldwide Holdings  1,617,260 195,074
Las Vegas Sands (1) 2,006,583 75,287
Marriott International, Class A  318,485 44,632
McDonald's  872,738 201,376
Yum! Brands  939,358 99,891
616,260
Multiline Retail 1.7%
Dollar General  1,317,967 316,128
316,128
Specialty Retail 2.8%
Home Depot  782,670 215,970
Ross Stores  2,620,530 220,832
Tractor Supply  371,495 69,054
505,856
Textiles, Apparel & Luxury Goods 0.3%
NIKE, Class B  724,389 60,211
60,211
Total Consumer Discretionary 1,498,455
CONSUMER STAPLES 8.6%
Beverages 3.8%
Coca-Cola  4,407,370 246,901
Constellation Brands, Class A  243,800 55,996
Diageo (GBP)  2,000,013 84,188
Keurig Dr Pepper  1,830,200 65,558
PepsiCo  1,461,102 238,539
691,182
Food & Staples Retailing 1.4%
Costco Wholesale  215,698 101,868
T. ROWE PRICE Dividend Growth Fund

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Walmart  1,178,400 152,838
254,706
Food Products 2.0%
McCormick  644,467 45,931
Mondelez International, Class A  4,335,074 237,692
Nestle (CHF)  816,976 88,362
371,985
Household Products 0.3%
Colgate-Palmolive  710,767 49,931
49,931
Tobacco 1.1%
Philip Morris International  2,446,487 203,083
203,083
Total Consumer Staples 1,570,887
ENERGY 2.3%
Oil, Gas & Consumable Fuels 2.3%
EOG Resources  1,877,614 209,786
Exxon Mobil  1,158,900 101,183
TotalEnergies (EUR)  2,519,679 118,210
Total Energy 429,179
FINANCIALS 13.9%
Banks 3.5%
Bank of America  6,077,263 183,533
JPMorgan Chase  2,558,534 267,367
Wells Fargo  4,815,940 193,697
644,597
Capital Markets 4.1%
Charles Schwab  3,492,210 250,985
CME Group  590,103 104,525
Goldman Sachs Group  350,505 102,716
Morgan Stanley  2,595,082 205,037
S&P Global  291,418 88,984
752,247
Consumer Finance 0.5%
American Express  627,630 84,674
84,674
Insurance 5.8%
Aon, Class A  655,981 175,718
Chubb  1,847,799 336,078
Hartford Financial Services Group  1,720,500 106,568
Marsh & McLennan  2,247,971 335,599

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Progressive  940,693 109,318
1,063,281
Total Financials 2,544,799
HEALTH CARE 18.6%
Biotechnology 1.5%
AbbVie  2,074,650 278,439
278,439
Health Care Equipment & Supplies 2.7%
Becton Dickinson & Company  1,080,770 240,828
Medtronic  766,691 61,910
Stryker  941,086 190,608
493,346
Health Care Providers & Services 4.5%
Cigna  593,835 164,771
Elevance Health  236,200 107,292
UnitedHealth Group  1,098,689 554,882
826,945
Life Sciences Tools & Services 5.3%
Agilent Technologies  1,586,936 192,892
Danaher  1,768,493 456,784
Thermo Fisher Scientific  648,202 328,762
978,438
Pharmaceuticals 4.6%
AstraZeneca, ADR  3,820,629 209,523
Eli Lilly  707,000 228,608
Johnson & Johnson  1,376,051 224,792
Zoetis  1,173,220 173,977
836,900
Total Health Care 3,414,068
INDUSTRIALS & BUSINESS SERVICES 12.4%
Aerospace & Defense 1.5%
Howmet Aerospace  2,391,127 73,958
Northrop Grumman  422,980 198,936
272,894
Air Freight & Logistics 0.8%
United Parcel Service, Class B  867,336 140,109
140,109
Building Products 0.5%
Trane Technologies  663,400 96,067
96,067

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies 1.3%
Waste Connections  1,836,824 248,210
248,210
Electrical Equipment 0.2%
Rockwell Automation  153,300 32,976
32,976
Industrial Conglomerates 3.7%
General Electric  3,180,680 196,916
Honeywell International  1,487,586 248,382
Roper Technologies  654,416 235,354
680,652
Machinery 1.9%
Cummins  462,420 94,107
Illinois Tool Works  776,789 140,327
Otis Worldwide  1,130,667 72,137
Stanley Black & Decker  460,700 34,649
341,220
Professional Services 0.4%
Equifax  401,110 68,762
68,762
Road & Rail 2.1%
JB Hunt Transport Services  635,797 99,452
Old Dominion Freight Line  398,400 99,110
Union Pacific  1,000,797 194,975
393,537
Total Industrials & Business Services 2,274,427
INFORMATION TECHNOLOGY 19.0%
Electronic Equipment, Instruments & Components 1.5%
Amphenol, Class A  1,828,908 122,464
TE Connectivity  1,366,791 150,839
273,303
IT Services 6.0%
Accenture, Class A  1,295,097 333,229
Automatic Data Processing  619,231 140,064
Broadridge Financial Solutions  1,241,466 179,168
Fidelity National Information Services  1,738,725 131,395
Visa, Class A  1,828,998 324,922
1,108,778
Semiconductors & Semiconductor Equipment 3.1%
Applied Materials  957,973 78,487
KLA  304,600 92,181

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Microchip Technology  1,540,284 94,003
QUALCOMM  564,225 63,746
Texas Instruments  1,583,176 245,044
573,461
Software 4.8%
Microsoft  3,821,333 889,988
889,988
Technology Hardware, Storage & Peripherals 3.6%
Apple  4,734,171 654,262
654,262
Total Information Technology 3,499,792
MATERIALS 4.8%
Chemicals 3.3%
Air Products & Chemicals  377,362 87,823
Linde  655,286 176,659
Nutrien  1,246,500 103,933
RPM International  962,669 80,200
Sherwin-Williams  807,389 165,313
613,928
Containers & Packaging 1.5%
Avery Dennison  971,183 158,011
Ball  2,281,262 110,231
268,242
Total Materials 882,170
REAL ESTATE 3.1%
Equity Real Estate Investment Trusts 3.1%
American Tower, REIT  976,952 209,752
Crown Castle, REIT  787,471 113,829
Equity Residential, REIT  3,537,608 237,798
Total Real Estate 561,379
UTILITIES 4.0%
Electric Utilities 1.1%
NextEra Energy  2,568,778 201,418
201,418
Gas Utilities 0.6%
Atmos Energy  1,028,356 104,738
104,738
Multi-Utilities 2.3%
Ameren  2,106,199 169,654
CMS Energy  2,393,866 139,419

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
WEC Energy Group  1,249,300 111,725
420,798
Total Utilities 726,954
Total Common Stocks (Cost $10,942,131) 17,603,237
PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.3%
Automobiles 0.3%
Dr Ing hc F Porsche (EUR) (1) 596,424 48,224
Total Consumer Discretionary 48,224
Total Preferred Stocks (Cost $48,056) 48,224
SHORT-TERM INVESTMENTS 4.1%
Money Market Funds 4.1%
T. Rowe Price Government Reserve Fund, 3.07% (2)(3) 742,738,936 742,739
Total Short-Term Investments (Cost $742,739) 742,739
Total Investments in Securities 100.4%
(Cost $11,732,926) $ 18,394,200
Other Assets Less Liabilities (0.4)% (65,428)
Net Assets 100.0% $ 18,328,772
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Dividend Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — $ — $ 5,408++
Totals $ —# $ — $ 5,408+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 776,677  ¤  ¤ $ 742,739
Total $ 742,739^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5,408 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $742,739.

T. ROWE PRICE Dividend Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Dividend Growth Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Dividend Growth Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 17,312,477 $ 290,760 $ — $ 17,603,237
Preferred Stocks — 48,224 — 48,224
Short-Term Investments 742,739 — — 742,739
Total $ 18,055,216 $ 338,984 $ — $ 18,394,200

T. ROWE PRICE Dividend Growth Fund

Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F58-054Q3 09/22